Debt - Summary of Estimated Fair Value of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument Fair Value Disclosure [Line Items]
Fair value of debt	$ 182,482	$ 439,526
New Senior Term Loan
Debt Instrument Fair Value Disclosure [Line Items]
Fair value of debt	165,540
Convertible Notes
Debt Instrument Fair Value Disclosure [Line Items]
Fair value of debt	$ 16,942	198,179
First Out Term Loan
Debt Instrument Fair Value Disclosure [Line Items]
Fair value of debt		56,960
Last Out Term Loan
Debt Instrument Fair Value Disclosure [Line Items]
Fair value of debt		47,358
Senior Secured Subordinated Promissory Note
Debt Instrument Fair Value Disclosure [Line Items]
Fair value of debt		73,274
8090 FV Subordinated Promissory Note
Debt Instrument Fair Value Disclosure [Line Items]
Fair value of debt		14,597
Convertible Notes - Related Parties
Debt Instrument Fair Value Disclosure [Line Items]
Fair value of debt		25,510
2021 Seller Convertible Notes
Debt Instrument Fair Value Disclosure [Line Items]
Fair value of debt		$ 23,648